Prepayments and Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Capitalized origination fees on the Group's loans	$ 72,946	$ 51,190
Donetsk Electrometallurgical Plant (DEMP) [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Provision for not recoverable Value Added Tax	31,950
Southern Kuzbass Coal Company (SKCC) [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Offset of prepaid income tax against VAT liabilities	$ 33,754